Quarterly Financial Data (Unaudited)	3 Months Ended
Mar. 31, 2014
Selected Quarterly Financial Information [Abstract]
Quarterly Financial Data

Note 16.	Quarterly Financial Data (Unaudited)

	Predecessor
	Quarter
	1st	2nd	3rd	4th
	(in millions, except per share amounts)
2012
Net operating revenues	$8,734	$8,843	$8,763	$9,005
Operating loss	$(255)	$(629)	$(231)	$(705)
Net loss	$(863)	$(1,374)	$(767)	$(1,322)
Basic and diluted loss per common share(1)	$(0.29)	$(0.46)	$(0.26)	$(0.44)
	Quarter
	1st	2nd	July 10, 2013
	(in millions, except per share amounts)
2013
Net operating revenues	$8,793	$8,877	$932
Operating income (loss)	$29	$(874)	$(40)
Net (loss) income	$(643)	$(1,597)	$1,082
Basic (loss) earnings per common share(1)	$(0.21)	$(0.53)	$0.35
Diluted (loss) earnings per common share(1)	$(0.21)	$(0.53)	$0.30

	Successor
	Quarter
	1st	2nd	3rd	4th
	(in millions, except per share amounts)
2013
Net operating revenues	$—	$—	$7,749	$9,142
Operating loss	$(14)	$(22)	$(358)	$(576)
Net loss	$(9)	$(114)	$(699)	$(1,038)
Basic and diluted loss per common share(1)	$—	$—	$(0.18)	$(0.26)
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(1)	The sum of the quarterly earnings per share amounts may not equal the annual amounts because of the changes in the weighted average number of shares outstanding during the year.